Called up share capital and other equity instruments - Called up share capital and share premium (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period	$ 9,631
Shares issued under HSBC employee share plans	529	[1]	$ 482	$ 400
Less: treasury shares cancelled	0		0	0
Issued capital at end of period	8,973		9,631
Share premium account	14,810		14,738
Total equity	192,273		192,610	185,197	$ 196,318
Called up share capital and share premium
Reconciliation of Issued Capital [Roll Forward]
Less: treasury shares cancelled	(663)		(521)	(174)
Total equity	$ 23,783		$ 24,369	$ 24,811	$ 24,918
Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	19,262,728,193		20,293,607,410
Shares issued under HSBC employee share plans (in shares)	10,283,430		10,778,479
Shares issued in lieu of dividends (in shares)	0		0
Less: Shares repurchased and cancelled (in shares)	1,326,061,041		716,384,289
Less: treasury shares cancelled (in shares)	0		325,273,407
Number of shares outstanding ending balance (in shares)	17,946,950,582		19,262,728,193	20,293,607,410
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period	$ 9,631		$ 10,147
Shares issued under HSBC employee share plans	5		5
Shares issued in lieu of dividends	0		0
Less: shares repurchased and cancelled	663		358
Less: treasury shares cancelled	0		163
Issued capital at end of period	$ 8,973		$ 9,631	$ 10,147

[1]	At 31 December 2024, an impairment of $11,442m (2023: $5,512m) of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of $2,945m (2023: $5,130m) from the remaining historical merger reserve to retained earnings, and a realisation of nil share-based payment reserve (2023:
$382m) within retained earnings. In 2022, a part-reversal of the impairment resulted in a transfer from retained earnings back to the merger reserve of $2,499m.